GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2020
Segments, Geographical Areas [Abstract]
GEOGRAPHIC INFORMATION
21.	GEOGRAPHIC INFORMATION
The following table presents revenue by geographic area, the Greater China and all other countries,
based on the geographic location of its websites for the year ended December 31, 2018, 2019 and 2020. No revenue result from an individual country other than the Greater China accounted for more than 10% of revenue for the presented years.

	2018	2019	2020
	RMB (in millions)
Total Revenue
The Greater China	28,064	31,256	17,019
Others	3,040	4,460	1,308

	31,104	35,716	18,327